RELATED PARTIES	12 Months Ended
Dec. 31, 2011
RELATED PARTIES [Abstract]
RELATED PARTIES

NOTE 19:-	RELATED PARTIES

a.	Service Agreement of Cukierman & Co.:

The Company's Audit Committee and Board of Directors approved an engagement with Cukierman & Co. Investment House Ltd. ("Cukierman & Co"), to provide non-exclusive investment-banking services and business development services to the Company ("the Service Agreement"), effective April 15, 2003. Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003, Mr. Cukierman serves as Chairman of the Company's Board, and he is also a co-manager of the Catalyst Fund, the Company's largest shareholder. For its services, Cukierman & Co. is paid a monthly sum of $ 10 plus VAT, in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement provides for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Expenses the Company paid or accrued according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2011	2010	2009

Business development	$120	$95	$147
Success fee in respect of issuance of convertible loan	-	-	40
Success fee in respect of issuance of private placements	-	18	-

Total	$120	$113	$187

b.	Active Chairman Agreement with Edouard Cukierman:

On November 7, 2007, the shareholders approved an Active Chairman Agreement with Mr. Edouard Cukierman, the Chairman of the Board, pursuant to which, Mr. Edouard Cukierman was granted options ("the Options") to purchase up to 20,000 ordinary shares of the Company per each calendar year of service as the Company's Chairman of the Board of Directors ("the Service") in the years 2007-2010. The Options were in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

The exercise price of the Options was $ 11.925, which was equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Global Market during the thirty-day period preceding the shareholders approval. Unexercised Options expire after five years from their grant date.

In March 2011, the Company's Audit Committee and Board of Directors approved a new Active Chairman Agreement with Mr. Cukierman for services in the years 2011-2014. The agreement was approved by the company's shareholder on December 20, 2011. Pursuant to this agreement in consideration for Mr. Cukierman's services as the Company's Active Chairman in the years 2011-2014, he shall be granted options to purchase 89,440 ordinary shares, and be paid a monthly cash payment of $5, plus VAT at the prevailing rate. Payment of the cash fee shall be made each month in respect of the previous month of service. Following approval by the shareholders, the cash fees for 2011 were paid retroactively for the entire year.

The exercise price of the options is $0.95 and they vest and become exercisable in 16 equal quarterly installments of 5,590 options each. The first three installments vested immediately following the shareholders approval, and the fourth installment vested on December 31, 2011. Additional installments vest at the end of each subsequent calendarquarter, provided that Mr. Cukierman shall hold his position as Chairman of the Board at the applicable vesting date.

Pursuant to the agreement, if Mr. Cukierman's service to the Company is terminated by the Company for no cause then: (a) any unvested options shall be accelerated, so that they become immediately vested in full as of the date of the termination and (b) the accelerated options and  any previously vested options shall be exercisable for twenty four (24) months following the termination.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

Expenses the Company paid or accrued according to the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2011	2010	2009

Chairman fees	$60	$-	$-
Share based compensation expenses	43	75	147

Total	$103	$75	$147

c.	Agreements with THCAP:

In September 2009, the Company entered into a service agreement with THCAP, pursuant to which THCAP shall provide the Company with non-exclusive private financing and business consulting services. In consideration, the Company issued to THCAP warrants to purchase 14,400 ordinary shares at an exercise price of $2.75 per share. The warrants were exercisable as of February 28, 2011 and can be exercised until August 31, 2012. In March 2012,

The Company's Audit Committee and Board of Directors approved an additional grant to THCAP of warrants to purchase 14,400 ordinary shares. The grant is subject to the Company's shareholder approval. The warrants' exercise price will be equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Capital Market, during the twenty-day period preceding the date of the shareholders' approval. The warrants will be exercisable for 3 years from the grant date.

In November 2009, the Company entered into an amendment to the service agreement with THCAP, pursuant to which THCAP shall be paid a success fee of 5% of the revenues generated to the Company from the sale of the Company products to business partners introduced by THCAP.

Expenses the Company paid or accrued according to the agreements with THCAP are as follows:

	Year ended December 31,
	2011	2010	2009

Share based compensation expenses	$1	$10	$1

On October 5, 2010 the Company entered into a definitive private placement agreement with THCAP pursuant to which the Company issued to THCAP ordinary shares (see Note 15a), and

Mr. Luis Gutierrez Roy, the managing partner in THCAP was appointed to its Board of Directors.